Statement of Changes in Net Assets Available for Benefits - EBP 200	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income/Loss
Plan's interest in the Johnson & Johnson Pension and Savings Plans Master Trust net investment income/loss	$ 117,742,571
Contributions
Employee contributions	23,282,357
Employer contributions	8,777,919
Total additions	149,802,847
Deductions from net assets attributed to
Benefits paid to participants	48,815,880
Administrative expenses	1,213,404
Total deductions	50,029,284
Net increase/(decrease)	99,773,563
Beginning of year	540,492,947
End of year	$ 640,266,510